Guarantees, Commitments and Pledged Assets (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Schedule of Various Guarantees and Indemnifications
The Bank enters into various types of guarantees and indemnifications in the normal course of business. Guarantees represent an undertaking to another party to make a payment to that party when certain specified events occur. The various guarantees and indemnifications that the Bank provides with respect to its customers and other third parties are presented below:

	2024	2023
As at October 31 ($ millions)	Maximum potential amount of future payments (1)	Maximum potential amount of future payments (1)
Standby letters of credit and letters of guarantee	$62,966	$48,417
Liquidity facilities	7,665	7,060
Indemnifications	791	940

(1)
The maximum potential amount of future payments represents those guarantees that can be quantified and excludes other guarantees that cannot be quantified. As many of these guarantees will not be drawn upon and the maximum potential amount of future payments listed above does not consider the possibility of recovery under recourse or collateral provisions, the above amounts are not indicative of future cash requirements, credit risk, or the Bank’s expected losses from these arrangements.

Summary of Other Indirect Commitments
The table below provides a detailed breakdown of the Bank’s other indirect commitments expressed in terms of the contractual amounts of the related commitment or contract which are not reflected on the Consolidated Statement of Financial Position.

As at October 31 ($ millions)	2024	2023
Commercial letters of credit	$1,049	$695
Commitments to extend credit (1)
Original term to maturity of one year or less	30,304	61,338
Original term to maturity of more than one year	242,489	222,705
Securities lending	58,477	56,174
Securities purchase and other commitments	844	736
Total	$333,163	$341,648

(1)	Includes liquidity facilities, and excludes commitments which are unconditionally cancellable at the Bank’s discretion at any time.

Summary of Carrying Value Of Pledged Assets and Details of Related Activities
In the ordinary course of business, securities and other assets are pledged against liabilities. As well, securities are sold under repurchase agreements. The carrying value of pledged assets and details of related activities are shown below.

As at October 31 ($ millions)	2024	2023
Assets pledged to:
Bank of Canada (1)	$229	$133
Foreign governments and central banks (1)	2,020	763
Clearing systems, payment systems and depositories (1)	2,460	1,810
Assets pledged in relation to exchange-traded derivative transactions	5,334	8,403
Assets pledged in relation to over-the-counter derivative transactions	25,487	26,871
Assets pledged as collateral related to securities borrowing and lending	149,669	150,698
Assets pledged in relation to covered bond program (Note 16) (2)	47,560	51,538
Assets pledged in relation to other securitization programs (Note 16)	4,022	3,169
Assets pledged under CMHC programs (Note 15)	18,392	22,108
Other	228	521
Total assets pledged	$255,401	$266,014
Obligations related to securities sold under repurchase agreements	174,335	140,296
Total (3)	$429,736	$406,310

(1)	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
(2)	Excludes mortgages related to covered bonds held by the Bank or used for securities lending transactions.
(3)	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.